Vanguard High Dividend Yield Index Fund
Schedule of Investments (unaudited)
As of July 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (4.2%)
	Linde plc	1,814,807	444,827
	Air Products & Chemicals Inc.	762,714	218,617
	DuPont de Nemours Inc.	2,539,930	135,836
	Dow Inc.	2,564,235	105,288
	Fastenal Co.	1,977,278	93,011
	LyondellBasell Industries NV Class A	882,989	55,205
	International Paper Co.	1,354,479	47,122
	Nucor Corp.	1,037,813	43,536
	Celanese Corp. Class A	404,644	39,331
	RPM International Inc.	442,925	36,138
	Eastman Chemical Co.	465,496	34,740
	CF Industries Holdings Inc.	740,518	23,200
	Scotts Miracle-Gro Co.	140,522	22,283
	Reliance Steel & Aluminum Co.	216,488	21,272
	Steel Dynamics Inc.	702,590	19,258
	Huntsman Corp.	694,558	12,849
	Southern Copper Corp.	286,317	12,515
	Chemours Co.	566,398	10,495
	Commercial Metals Co.	410,753	8,494
	Sensient Technologies Corp.	146,279	7,637
	Avient Corp.	315,089	7,531
	Cabot Corp.	193,265	7,050
	Compass Minerals International Inc.	117,990	6,010
	Olin Corp.	495,118	5,565
	Worthington Industries Inc.	128,248	4,799
	Carpenter Technology Corp.	163,910	3,665
	Schweitzer-Mauduit International Inc.	103,521	3,368
	Kaiser Aluminum Corp.	54,293	3,364
	Trinseo SA	128,714	2,793
	Tronox Holdings plc Class A	309,158	2,356
[1]	Nexa Resources SA	126,543	796
			1,438,951
Consumer Goods (13.9%)
	Procter & Gamble Co.	8,419,220	1,103,928
	PepsiCo Inc.	4,795,264	660,116
	Coca-Cola Co.	13,361,260	631,186
	Philip Morris International Inc.	5,377,906	413,077
	Altria Group Inc.	6,421,856	264,259
	Colgate-Palmolive Co.	2,909,436	224,608
	Kimberly-Clark Corp.	1,172,629	178,287
	General Mills Inc.	2,097,111	132,684

		Shares	Market Value ($000)
	Clorox Co.	435,431	102,984
	Archer-Daniels-Midland Co.	1,908,240	81,730
	Kraft Heinz Co.	2,231,216	76,709
	Hershey Co.	508,283	73,909
	Corteva Inc.	2,582,829	73,766
	VF Corp.	1,123,499	67,814
	Conagra Brands Inc.	1,677,380	62,818
	Tyson Foods Inc. Class A	989,729	60,819
	Kellogg Co.	864,256	59,625
	Garmin Ltd.	513,683	50,644
	Genuine Parts Co.	482,968	43,540
	J M Smucker Co.	379,975	41,550
	Whirlpool Corp.	210,831	34,391
	Hasbro Inc.	436,576	31,765
	Campbell Soup Co.	601,819	29,832
	Coca-Cola European Partners plc	680,651	28,022
	Newell Brands Inc.	1,331,688	21,840
	Polaris Inc.	201,463	20,878
	Bunge Ltd.	479,057	20,810
	Ingredion Inc.	232,734	20,132
	Leggett & Platt Inc.	457,656	18,347
	Hanesbrands Inc.	1,202,590	16,993
	Flowers Foods Inc.	675,748	15,373
	Energizer Holdings Inc.	215,003	10,778
	LCI Industries	85,030	10,697
	Nu Skin Enterprises Inc. Class A	177,893	7,979
	Spectrum Brands Holdings Inc.	147,073	7,965
	MDC Holdings Inc.	175,247	7,856
	Medifast Inc.	38,962	6,512
[1]	B&G Foods Inc.	219,141	6,335
	HNI Corp.	145,540	4,323
	Vector Group Ltd.	465,609	4,107
	Universal Corp.	82,040	3,459
	Steelcase Inc. Class A	297,673	3,194
	Knoll Inc.	179,934	2,107
	Interface Inc. Class A	201,372	1,607
	National Presto Industries Inc.	18,448	1,575
	Andersons Inc.	107,786	1,533
			4,742,463
Consumer Services (8.1%)
	Comcast Corp. Class A	15,658,329	670,177
	Walmart Inc.	4,814,235	622,962
	McDonald's Corp.	2,572,585	499,802
	CVS Health Corp.	4,518,588	284,400
	Target Corp.	1,725,678	217,228
	Walgreens Boots Alliance Inc.	2,532,996	103,118
	Sysco Corp.	1,669,574	88,237
	Best Buy Co. Inc.	788,713	78,548
	ViacomCBS Inc. Class B	1,865,340	48,629
	Omnicom Group Inc.	730,497	39,250
	Interpublic Group of Cos. Inc.	1,328,219	23,974
	Williams-Sonoma Inc.	262,556	22,874
	Nielsen Holdings plc	1,235,697	17,831
	H&R Block Inc.	669,040	9,701
	TEGNA Inc.	756,384	8,910
	Wyndham Destinations Inc.	291,620	7,757
	Extended Stay America Inc.	614,756	7,014
	Big Lots Inc.	133,471	5,251

	Shares	Market Value ($000)
John Wiley & Sons Inc. Class A	149,716	5,065
Rent-A-Center Inc.	167,210	4,836
Sinclair Broadcast Group Inc. Class A	179,403	3,696
International Game Technology plc	325,438	3,209
Weis Markets Inc.	34,790	1,733
Caleres Inc.	132,648	837
		2,775,039
Financials (18.7%)
JPMorgan Chase & Co.	10,465,715	1,011,407
Bank of America Corp.	26,731,902	665,090
Citigroup Inc.	7,198,600	360,002
Wells Fargo & Co.	12,980,125	314,898
BlackRock Inc.	408,705	235,009
CME Group Inc.	1,225,960	203,730
Chubb Ltd.	1,553,480	197,665
Morgan Stanley	3,808,270	186,148
Progressive Corp.	2,018,923	182,389
Truist Financial Corp.	4,656,165	174,420
US Bancorp	4,699,064	173,114
PNC Financial Services Group Inc.	1,465,954	156,373
T. Rowe Price Group Inc.	781,455	107,919
MetLife Inc.	2,653,344	100,429
Travelers Cos. Inc.	871,246	99,688
Bank of New York Mellon Corp.	2,759,984	98,945
American International Group Inc.	2,970,542	95,473
Aflac Inc.	2,447,719	87,065
Prudential Financial Inc.	1,363,536	86,407
State Street Corp.	1,211,693	77,294
Arthur J Gallagher & Co.	647,476	69,597
Ameriprise Financial Inc.	423,137	65,007
Discover Financial Services	1,054,353	52,117
Hartford Financial Services Group Inc.	1,229,963	52,052
Northern Trust Corp.	660,109	51,720
Fifth Third Bancorp	2,447,370	48,605
M&T Bank Corp.	440,106	46,629
Synchrony Financial	2,007,409	44,424
KeyCorp	3,340,307	40,117
Cincinnati Financial Corp.	514,078	40,062
Principal Financial Group Inc.	934,026	39,631
Citizens Financial Group Inc.	1,465,235	36,352
Regions Financial Corp.	3,304,397	35,886
Credicorp Ltd.	275,296	35,009
Western Union Co.	1,406,449	34,149
Huntington Bancshares Inc.	3,470,054	32,167
TD Ameritrade Holding Corp.	891,743	32,005
Fidelity National Financial Inc.	951,214	30,781
Everest Re Group Ltd.	138,648	30,335
Equitable Holdings Inc.	1,409,422	28,837
Ally Financial Inc.	1,294,775	26,025
Lincoln National Corp.	659,458	24,578
Reinsurance Group of America Inc.	235,534	20,079
Franklin Resources Inc.	940,463	19,797
First American Financial Corp.	376,104	19,185
Comerica Inc.	474,123	18,263
Zions Bancorp NA	550,423	17,872
First Horizon National Corp.	1,877,580	17,405
Prosperity Bancshares Inc.	304,058	16,893
East West Bancorp Inc.	479,899	16,633

	Shares	Market Value ($000)
New York Community Bancorp Inc.	1,559,314	16,420
Old Republic International Corp.	981,851	15,778
American Financial Group Inc.	255,565	15,531
People's United Financial Inc.	1,438,826	15,525
Legg Mason Inc.	288,175	14,406
TCF Financial Corp.	512,760	14,096
Eaton Vance Corp.	384,048	13,879
Cullen/Frost Bankers Inc.	189,999	13,691
Ares Management Corp. Class A	340,020	13,580
Invesco Ltd.	1,308,189	13,134
Jefferies Financial Group Inc.	785,781	12,730
Unum Group	704,981	12,147
RLI Corp.	136,555	12,035
Glacier Bancorp Inc.	330,198	11,659
Axis Capital Holdings Ltd.	287,755	11,545
South State Corp.	241,334	11,502
United Bankshares Inc.	427,016	11,239
Popular Inc.	300,829	11,164
Janus Henderson Group plc	531,600	11,105
Valley National Bancorp	1,374,762	10,269
Lazard Ltd. Class A	349,629	10,251
Bank OZK	423,475	10,185
Synovus Financial Corp.	501,725	10,110
Community Bank System Inc.	177,065	9,956
MGIC Investment Corp.	1,170,439	9,680
Federated Hermes Inc. Class B	333,115	8,781
Home BancShares Inc.	527,761	8,618
Webster Financial Corp.	310,558	8,469
Umpqua Holdings Corp.	765,676	8,308
FNB Corp.	1,119,777	8,298
CVB Financial Corp.	446,037	8,060
Old National Bancorp	566,225	7,921
First Hawaiian Inc.	449,796	7,817
Bank of Hawaii Corp.	136,892	7,752
Evercore Inc. Class A	136,948	7,573
CNO Financial Group Inc.	494,199	7,462
PacWest Bancorp	405,560	7,412
Columbia Banking System Inc.	247,778	7,168
BancorpSouth Bank	341,820	7,154
Associated Banc-Corp	526,383	6,759
Artisan Partners Asset Management Inc. Class A	183,335	6,642
OneMain Holdings Inc.	225,377	6,468
Investors Bancorp Inc.	795,297	6,458
CIT Group Inc.	340,320	6,456
BankUnited Inc.	316,759	6,380
Assured Guaranty Ltd.	290,827	6,349
Cathay General Bancorp	262,025	6,336
Kennedy-Wilson Holdings Inc.	421,205	6,251
Simmons First National Corp. Class A	373,582	6,198
Washington Federal Inc.	260,365	6,077
Atlantic Union Bankshares Corp.	269,096	6,073
BOK Financial Corp.	108,686	6,054
Pacific Premier Bancorp Inc.	285,968	6,008
Hancock Whitney Corp.	297,563	5,672
Independent Bank Group Inc.	127,912	5,619
Moelis & Co. Class A	183,374	5,463
Westamerica Bancorp	89,574	5,407
Virtu Financial Inc. Class A	216,807	5,377

	Shares	Market Value ($000)
Fulton Financial Corp.	554,130	5,375
Horace Mann Educators Corp.	142,438	5,353
Navient Corp.	660,045	5,254
Cohen & Steers Inc.	83,636	5,033
Walker & Dunlop Inc.	97,486	4,914
Trustmark Corp.	217,794	4,905
United Community Banks Inc.	269,796	4,837
Santander Consumer USA Holdings Inc.	261,542	4,802
First Midwest Bancorp Inc.	393,813	4,779
Bank of NT Butterfield & Son Ltd.	179,409	4,670
First Financial Bancorp	335,237	4,665
First Merchants Corp.	186,341	4,552
WesBanco Inc.	224,674	4,455
Capitol Federal Financial Inc.	456,217	4,402
Renasant Corp.	187,941	4,366
NBT Bancorp Inc.	145,445	4,333
Banner Corp.	120,017	4,252
Towne Bank	231,234	4,079
First Bancorp	741,964	4,036
Mercury General Corp.	92,985	3,990
Northwest Bancshares Inc.	388,451	3,826
Safety Insurance Group Inc.	49,663	3,758
Argo Group International Holdings Ltd.	112,117	3,757
Sandy Spring Bancorp Inc.	158,994	3,676
Hope Bancorp Inc.	405,732	3,420
Cadence Bancorp Class A	433,006	3,382
Provident Financial Services Inc.	245,918	3,357
Employers Holdings Inc.	103,186	3,356
City Holding Co.	52,819	3,299
Waddell & Reed Financial Inc. Class A	222,781	3,250
CNA Financial Corp.	93,685	3,120
Brightsphere Investment Group Inc.	210,480	2,829
BancFirst Corp.	64,824	2,824
Stock Yards Bancorp Inc.	71,847	2,808
S&T Bancorp Inc.	128,753	2,768
TFS Financial Corp.	177,689	2,573
ProAssurance Corp.	174,234	2,561
First Commonwealth Financial Corp.	321,963	2,534
Brookline Bancorp Inc.	253,561	2,433
Great Western Bancorp Inc.	185,701	2,414
Kearny Financial Corp.	274,320	2,206
Newmark Group Inc. Class A	492,799	2,006
1st Source Corp.	56,593	1,874
United Fire Group Inc.	72,824	1,848
American National Group Inc.	24,716	1,820
Washington Trust Bancorp Inc.	54,226	1,808
WisdomTree Investments Inc.	502,130	1,808
TrustCo Bank Corp.	311,249	1,802
Boston Private Financial Holdings Inc.	265,104	1,560
RMR Group Inc. Class A	52,593	1,513
Community Trust Bancorp Inc.	48,530	1,485
Berkshire Hills Bancorp Inc.	141,083	1,405
FBL Financial Group Inc. Class A	35,356	1,230
Dime Community Bancshares Inc.	100,800	1,184
Flushing Financial Corp.	98,185	1,088
Republic Bancorp Inc. Class A	35,725	1,080
		6,374,848

		Shares	Market Value ($000)
Health Care (15.0%)
	Johnson & Johnson	9,109,741	1,327,836
	Pfizer Inc.	19,213,492	739,335
	Merck & Co. Inc.	8,728,126	700,345
	AbbVie Inc.	6,086,469	577,667
	Amgen Inc.	2,033,633	497,569
	Bristol-Myers Squibb Co.	7,821,774	458,825
	Eli Lilly & Co.	2,909,697	437,298
	Gilead Sciences Inc.	4,339,141	301,700
	Cardinal Health Inc.	1,005,360	54,913
	Patterson Cos. Inc.	287,866	7,646
	Healthcare Services Group Inc.	257,565	6,746
			5,109,880
Industrials (9.5%)
	United Parcel Service Inc. Class B	2,437,567	347,987
	Lockheed Martin Corp.	855,280	324,126
	3M Co.	1,942,185	292,241
	Raytheon Technologies Corp.	4,921,970	278,977
	Caterpillar Inc.	1,869,602	248,433
	Illinois Tool Works Inc.	1,087,259	201,132
	Automatic Data Processing Inc.	1,484,140	197,257
	Waste Management Inc.	1,457,371	159,728
	Eaton Corp. plc	1,382,210	128,725
	General Dynamics Corp.	875,912	128,531
	Emerson Electric Co.	2,056,252	127,508
	PACCAR Inc.	1,168,205	99,391
	Johnson Controls International plc	2,569,690	98,882
	Cummins Inc.	507,827	98,143
	Corning Inc.	2,590,633	80,310
	Paychex Inc.	1,104,427	79,430
	CH Robinson Worldwide Inc.	455,345	42,675
	Packaging Corp. of America	321,390	30,892
	Snap-on Inc.	183,937	26,831
	Watsco Inc.	112,849	26,640
	Hubbell Inc. Class B	184,503	24,902
	Westrock Co.	878,051	23,585
	Sonoco Products Co.	347,119	17,960
	MDU Resources Group Inc.	691,243	14,502
	ManpowerGroup Inc.	200,772	13,811
	Flowserve Corp.	450,737	12,562
	MSC Industrial Direct Co. Inc. Class A	154,758	10,216
	Timken Co.	219,405	10,018
	nVent Electric plc	538,578	9,781
	Crane Co.	168,410	9,527
	Avnet Inc.	340,020	9,085
	ABM Industries Inc.	231,146	8,298
	Kennametal Inc.	286,350	7,720
	GATX Corp.	119,961	7,316
	Ryder System Inc.	181,764	6,658
	Triton International Ltd.	175,768	5,531
	Otter Tail Corp.	136,202	5,210
	McGrath RentCorp	83,309	4,834
	Covanta Holding Corp.	397,160	3,908
	Greenbrier Cos. Inc.	115,791	2,979
	Greif Inc. Class A	84,591	2,943
	Granite Construction Inc.	161,610	2,741
	SFL Corp. Ltd.	302,183	2,511
[1]	Scorpio Tankers Inc.	176,310	2,331

		Shares	Market Value ($000)
	H&E Equipment Services Inc.	116,190	2,044
	Atlas Corp.	286,784	2,039
	Apogee Enterprises Inc.	88,855	1,918
	Myers Industries Inc.	125,460	1,889
[1]	GasLog Ltd.	145,882	426
			3,245,084
Oil & Gas (6.2%)
	Exxon Mobil Corp.	14,628,383	615,562
	Chevron Corp.	6,460,972	542,334
	ConocoPhillips	3,717,348	138,992
	Kinder Morgan Inc.	6,724,077	94,809
	Phillips 66	1,508,404	93,551
	Schlumberger Ltd.	4,779,314	86,697
	Marathon Petroleum Corp.	2,227,605	85,094
	Williams Cos. Inc.	4,184,577	80,051
	Valero Energy Corp.	1,403,408	78,914
	Occidental Petroleum Corp.	2,792,785	43,958
	Halliburton Co.	3,012,177	43,164
	ONEOK Inc.	1,508,424	42,100
	Baker Hughes Co. Class A	2,255,682	34,941
	Diamondback Energy Inc.	538,692	21,472
	Apache Corp.	1,309,129	20,095
	Targa Resources Corp.	798,765	14,601
	HollyFrontier Corp.	517,361	14,227
	Devon Energy Corp.	1,323,418	13,883
	Equitrans Midstream Corp.	1,414,786	13,653
	Ovintiv Inc.	902,243	8,743
	Cimarex Energy Co.	348,151	8,516
	Murphy Oil Corp.	504,143	6,660
	Helmerich & Payne Inc.	362,849	6,470
	Antero Midstream Corp.	994,229	5,637
	Delek US Holdings Inc.	215,509	3,767
	Archrock Inc.	422,185	2,812
	CVR Energy Inc.	106,711	2,049
*	Occidental Petroleum Corp. Warrants Exp. 08/03/2027	350,455	1,963
			2,124,715
Technology (10.2%)
	Intel Corp.	14,644,610	698,987
	Cisco Systems Inc.	14,673,987	691,145
	Broadcom Inc.	1,348,853	427,249
	QUALCOMM Inc.	3,888,675	410,683
	Texas Instruments Inc.	3,171,596	404,537
	International Business Machines Corp.	3,069,960	377,421
	KLA Corp.	536,094	107,128
	HP Inc.	4,948,856	87,001
	Maxim Integrated Products Inc.	913,175	62,178
	Hewlett Packard Enterprise Co.	4,435,941	43,783
	Seagate Technology plc	880,691	39,825
	NetApp Inc.	760,016	33,669
	Juniper Networks Inc.	1,125,631	28,568
	National Instruments Corp.	446,831	15,862
	Cogent Communications Holdings Inc.	146,516	13,202
	Xerox Holdings Corp.	627,301	10,445
	Xperi Holding Corp.	364,894	6,729
	Pitney Bowes Inc.	630,597	2,106
			3,460,518

	Shares	Market Value ($000)
Telecommunications (4.7%)
Verizon Communications Inc.	14,313,276	822,727
AT&T Inc.	24,642,412	728,922
CenturyLink Inc.	3,758,731	36,272
Telephone & Data Systems Inc.	348,951	6,777
		1,594,698
Utilities (9.2%)
NextEra Energy Inc.	1,691,329	474,756
Dominion Energy Inc.	2,896,770	234,725
Duke Energy Corp.	2,540,652	215,295
Southern Co.	3,650,870	199,374
American Electric Power Co. Inc.	1,716,835	149,159
Exelon Corp.	3,365,551	129,944
Sempra Energy	1,013,000	126,078
Xcel Energy Inc.	1,815,259	125,325
Eversource Energy	1,164,439	104,881
WEC Energy Group Inc.	1,091,502	103,976
Public Service Enterprise Group Inc.	1,746,552	97,702
Consolidated Edison Inc.	1,153,528	88,626
DTE Energy Co.	661,110	76,444
Entergy Corp.	690,944	72,639
PPL Corp.	2,653,598	70,639
Edison International	1,231,311	68,547
Ameren Corp.	847,524	68,005
CMS Energy Corp.	982,417	63,051
FirstEnergy Corp.	1,862,457	54,011
Evergy Inc.	777,761	50,422
Alliant Energy Corp.	858,019	46,204
Atmos Energy Corp.	416,483	44,143
Essential Utilities Inc.	843,168	38,238
AES Corp.	2,267,359	34,532
CenterPoint Energy Inc.	1,728,489	32,859
NiSource Inc.	1,312,853	32,099
Pinnacle West Capital Corp.	385,807	32,053
Vistra Corp.	1,674,300	31,242
NRG Energy Inc.	842,950	28,500
UGI Corp.	710,589	23,691
OGE Energy Corp.	682,090	22,441
IDACORP Inc.	174,640	16,285
Portland General Electric Co.	310,290	13,693
ONE Gas Inc.	180,621	13,673
Hawaiian Electric Industries Inc.	371,040	13,454
Southwest Gas Holdings Inc.	190,347	13,256
Black Hills Corp.	216,734	12,540
National Fuel Gas Co.	287,841	11,678
PNM Resources Inc.	273,838	11,564
Spire Inc.	172,991	10,667
ALLETE Inc.	179,678	10,655
New Jersey Resources Corp.	328,715	10,210
NorthWestern Corp.	174,974	9,844
Avangrid Inc.	196,622	9,790
Avista Corp.	232,070	8,617
South Jersey Industries Inc.	319,905	7,463
Clearway Energy Inc. Class C	267,719	6,570
Atlantica Sustainable Infrastructure plc	196,838	5,899
Northwest Natural Holding Co.	105,115	5,623
Clearway Energy Inc. Class A	128,019	2,933

				Shares	Market Value ($000)
	TerraForm Power Inc. Class A			1,176	23
					3,134,038
Total Common Stocks (Cost $32,639,616)					34,000,234
		Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund	0.194%		658,911	65,891
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[4]	United States Treasury Bill	0.087%	9/24/20	1,400	1,400
[4]	United States Treasury Bill	0.116%	9/29/20	2,500	2,500
[4]	United States Treasury Bill	0.145%	12/15/20	1,400	1,399
					5,299
Total Temporary Cash Investments (Cost $71,187)					71,190
Total Investments (99.9%) (Cost $32,710,803)					34,071,424
Other Assets and Liabilities—Net (0.1%)					47,097
Net Assets (100%)					34,118,521
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,910,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $4,131,000 was received for securities on loan.
4	Securities with a value of $5,163,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	510	83,219	2,803

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
BlackRock Inc.	2/2/21	GSI	56,859	(0.181)	638	—
1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.
At July 31, 2020, counterparties had deposited in a segregated account securities with a value of $468,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	34,000,234	—	—	34,000,234
Temporary Cash Investments	65,891	5,299	—	71,190
Total	34,066,125	5,299	—	34,071,424

Derivative Financial Instruments
Assets
Futures Contracts[1]	314	—	—	314
Swap Contracts	—	638	—	638
Total	314	638	—	952
1	Represents variation margin on the last day of the reporting period.